CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Other Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash, cash equivalents and other investments [Abstract]
Investments in debt instruments and other	$ 210,774	$ 100,464
Other investments	156	252
Other investments, net – Non-current	$ 210,930	$ 100,716